UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F-NT

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 30, 2011

Check here if Amendment [  ];          Amendment Number:______
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:    IShares (DE) I InvAG Mit Teilgesellschaftsvermogen
Address: Max-Joseph-Strabe 6
         80333 Munich, Germany


13F File Number: 028-14240


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Matthew J. Fitzgerald
Title: Attorney-In-Fact*
Phone: 212-810-5300

Signature, Place and Date of Signing:



_____________________________________________________________________________
/s/ Matthew J. Fitzgerald     New York, NY 10022   February 10, 2012

*Signed pursuant to Power Of Attorney dated February 11,
2011, included as attachment to this Form 13F-NT filed with the Securities and Exchange Commission by iShares (DE) Investmentaktiengesellschaft mit Teilgesellschaftsvermogen.




Report Type (Check only one.):

[ ]      13F HOLDINGS REPORT.

[X]      13F NOTICE.

[ ]      13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager

Form 13F File Number    Name
--------------------    --------------------------
     028-05115          BlackRock Group Limited